Share Plans - Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Shares
Beginning balance	7,837,696
Shares available for grant at end of period	2,791,678
Granted	834,918
Exercised	(2,740,778)
Forfeited	(83,994)
Expired	(234,774)
Ending balance	8,404,746
Options exercisable	6,931,146
Options expected to vest at end of period	1,422,898
Weighted Average Exercise Price
Beginning balance	$ 32.50
Grants assumed in Merger	$ 28.04
Granted	$ 36.05
Exercised	$ 29.60
Forfeited	$ 32.64
Expired	$ 38.88
Ending Balance	$ 32.13
Options exercisable at end of period	$ 31.99
Options expected to vest at end of period	$ 32.92
Weighted Average Remaining Contractual Life
Ending balance	5 years 3 months 18 days
Options exercisable at end of period	4 years 8 months 12 days
Options expected to vest at end of period	8 years 1 month 6 days
Aggregate Intrinsic value
Balance at end of period	$ 128,370,687
Options exercisable at end of period	105,758,171
Options expected to vest at end of period	$ 21,763,738